S000025526 [Member] Investment Objectives and Goals - Nuveen Winslow Large-Cap Growth ESG Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Winslow Large-Cap Growth ESG Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide long-term capital appreciation.